UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07583

HSBC Advisor Funds Trust
(Exact name of registrant as specified in charter)

P.O. Box 8106, Boston, Massachusetts 02266-8106
(Address of principal executive offices) (Zip code)

Richard Fabietti
HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue, New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-782-8183

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2015 – June 30, 2016

ITEM 1. PROXY VOTING RECORD

HSBC Advisor Funds Trust recently merged into the HSBC Funds, with the HSBC Funds surviving. The voting record of the HSBC Advisor Funds Trust is disclosed on the Form N-PX of HSBC Funds.

HSBC Funds’ File numbers and CIK are:
File No. 33-07647
File No. 811-04782
CENTRAL INDEX KEY: 0000798290

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	HSBC Advisor Funds Trust

By (Signature and Title)*	\s\James D. Levy
James D. Levy, Vice President

Date	August 31, 2016

*Print the name and title of each signing officer under his or her signature.